Fair Value Measurements - Schedule of Key Assumptions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Minimum [Member]
Schedule of Key Assumptions [Line Items]
Asset volatility	90.00%	[1]	85.00%	[1]	80.00%	[2]
Risk-free rate	3.64%	[3]	4.08%	[3]	3.77%	[4]
Expected term	6 years	[5]	12 years	[5],[6]	24 years	[6]
Maximum [Member]
Schedule of Key Assumptions [Line Items]
Asset volatility	105.00%	[1]	95.00%	[1]	85.00%	[2]
Risk-free rate	4.00%	[3]	4.23%	[3]	4.14%	[4]
Expected term	42 years	[5]	48 years	[5],[6]	60 years	[6]

[1]	Volatility was based on implied and historical volatility of the share price of peer companies.
[2]	Volatility was based on implied and historical volatility of the share price of peer companies.
[3]	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
[4]	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
[5]	The simulation considered 6 months – 12 months term for equity event and 3.5 and 4-year term for liquidity event.
[6]	The simulation considered 1 – 2-year term for equity event and 4 and 5-year term for liquidity event.